Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000012178
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000012180
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000012179
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%	12.91%	10.01%
Without Sales Load [Member] | C000012178
Average Annual Return [Line Items]
Average Annual Return, Percent	26.17%	12.80%	9.90%
Without Sales Load [Member] | C000012181
Average Annual Return [Line Items]
Average Annual Return, Percent	30.25%	13.62%	10.64%
Without Sales Load [Member] | C000012180
Average Annual Return [Line Items]
Average Annual Return, Percent	30.15%	13.54%	10.56%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%	8.87%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%	8.87%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%	10.14%	8.87%
NACC2 Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	30.98%	10.14%	8.87%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.99%	14.51%	12.36%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	37.99%	14.51%	12.36%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.99%	14.51%	12.36%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	37.99%	14.51%	12.36%